Equity - Total Equity (Details) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024 shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2024 £ / shares	Dec. 31, 2023 £ / shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Equity - Acquired Share capital PureTech LLC [Line Items]
Par value per share (in GBP per share) | £ / shares				£ 0.01	£ 0.01
Purchase of treasury stock (in shares) | shares	17,614,428
Share capital		$ 4,860	$ 5,461
Share premium		290,262	290,262
Treasury stock		(46,864)	(44,626)
Merger reserve		138,506	138,506
Translation reserve		182	182
Other reserve		(4,726)	(9,538)
Retained earnings/(accumulated deficit)		32,486	83,820
Equity attributable to the owners of the Group		414,707	464,066
Non-controlling interests		(6,774)	(5,835)
Total equity		$ 407,933	$ 458,232			$ 547,589	$ 584,147
Common
Equity - Acquired Share capital PureTech LLC [Line Items]
Number of shares issued and fully paid (in shares) | shares		257,927,489	289,468,159
Purchase of treasury stock (in shares) | shares		18,506,177	17,614,428